Schedule of reconciliation between effective tax rate (ETR) on loss before income taxes and statutory tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate, percentage	26.50%	26.50%
Income tax expense (benefit) at federal statutory rate	$ (16,044)	$ (3,938)
Non-deductible (non-taxable) expenses and stock-based compensation, percentage	(14.22%)	(8.12%)
Non-deductible (non-taxable) expenses and stock-based compensation	$ 8,611	$ 1,206
Difference in statutory tax rates and other, percentage	(0.26%)	(0.39%)
Difference in statutory tax rates and other	$ 160	$ 59
Change in valuation allowance, percentage	(11.34%)	(12.92%)
Change in valuation allowance	$ 6,866	$ 1,921
Effect of prior year tax expense (benefit) adjusted in the current year, percentage	1.29%	(6.80%)
Effect of prior year tax expense (benefit) adjusted in the current year	$ (784)	$ 1,011
Other, percentage	0.08%	(0.06%)
Other	$ (51)	$ 8
Income tax expense (benefit), percentage	2.05%	(1.80%)
Total tax expense (benefit)	$ (1,242)	$ 267